Note 2 - Cost of sales - Components of Cost of Sales (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Note 2 - Cost of sales
Inventories at the beginning of the year		$ 3,921,097	$ 3,986,929	$ 2,672,593
Increase in inventory due to business combinations	[1]	52,792	107,588
Plus: Charges of the year
Raw materials, energy, consumables and other		4,638,681	5,277,507	5,772,031
Services and fees		408,478	437,804	293,490
Labor cost		1,454,924	1,403,546	1,160,085
Depreciation of property, plant and equipment		483,535	424,373	465,849
Amortization of intangible assets		12,193	11,582	11,754
Depreciation of right-of-use assets		34,332	30,352	33,244
Maintenance expenses		443,498	408,410	267,294
Allowance for obsolescence		41,240	13,581	24,901
Taxes		124,500	272,120	194,736
Other		230,161	216,220	178,691
Cost of sales including discontinued operations		7,924,334	8,603,083	8,402,075
Less: Inventories at the end of the year		(3,709,942)	(3,921,097)	(3,986,929)
Cost of sales		$ 8,135,489	$ 8,668,915	$ 7,087,739

[1]	For the year 2024, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.